                               DK INVESTORS, INC.

                         ------------------------------

                               2000 ANNUAL REPORT

                         ------------------------------

                               DK INVESTORS, INC.
                        205 LEXINGTON AVENUE, 16TH FLOOR
                            NEW YORK, NEW YORK 10016
                                 (212) 779-4233

                                 March 30, 2000

To Our Shareholders:

     2000 was another year of turmoil in the financial markets. However, bonds faired better than equities since the primary effect on their values is the interest rate. DK's investments are in high grade municipal bonds only. This strategy affords considerable safety and consistency. Quality of course will carry the day.

     The company paid federally tax exempt dividends of 51c per share during 2000 as contrasted with 59c per share in 1999. In both years expenses were less than 1% of Net Assets. At year-end Net Asset Value was $12.89 per share, as compared to $12.53 per share at the end of 1999. In 2000, DK Investors, Inc., realized interest income of $771,197, resulting in net investment income (i.e. income after expenses) of $634,090. The company had Total Realized and Unrealized Gain on Investments in 2000 of $385,472 as compared to a Total Realized and Unrealized Loss on Investments in 1999 of $536,307.

     As with 2000, the year 2001 has started out as a year of unsettled markets. Your board of directors, in concert with our investment advisor, will continue its diligent efforts to earn the maximum annual income on our investments consistent with the criteria set forth in the 1978 prospectus.

     Our annual meeting will be held on May 9, 2001, at the office of the company. I welcome the attendance of any shareholder who wishes to attend.

                                          Sincerely,

                                          Gene Nadler, President

To the Shareholders and Board of Directors
DK Investors Inc.

     We have examined the statements of assets and liabilities of DK Investors Inc. including the portfolio of investments as of December 31, 2000 and 1999 and the related statements of operations and changes in net assets for the years then ended and supplementary information for the five years then ended. Our examination was made in accordance with generally accepted auditing standards, and accordingly included such tests of the accounting records and such other auditing procedures as we considered necessary in the circumstances, including confirmation of securities owned at December 31, 2000 by correspondence with the custodian.

     In our opinion, the financial statements referred to above present fairly the net assets of DK Investors Inc. at December 31, 2000 and 1999 and the results of its operations and the changes in its net assets for the years then ended, in conformity with generally accepted accounting principles applied on a consistent basis. Also, in our opinion, the supplementary information for the five years ended December 31, 2000 is fairly stated in all respects material in relation to the financial statements taken as a whole.

                                          CUMMINGS & CARROLL, P.C.

                                          Certified Public Accountants

February 20, 2001
Great Neck, New York

                               DK INVESTORS INC.

                              FINANCIAL STATEMENTS

                               DECEMBER 31, 2000

                               DK INVESTORS INC.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                  DECEMBER 31,

                                                                 2000           1999
                                                              -----------    -----------
                                         ASSETS
Investments in securities at market (identified cost -- 2000
  $14,963,747 1999 $14,908,198).............................  $15,174,274    $14,668,143
Accrued interest receivable.................................      267,841        264,479
Deferred charge.............................................          310          3,163
Cash........................................................      111,839          5,210
                                                              -----------    -----------
Total Assets................................................  $15,554,264    $14,940,995
                                                              ===========    ===========
                                      LIABILITIES
Payable for securities purchased............................  $   222,350    $    26,903
Accrued expenses............................................       18,159         20,283
Dividends payable
  (2000 -- January 8, 2001
  1999 -- January 10, 2000).................................      164,600        164,600
                                                              -----------    -----------
Total Liabilities...........................................      405,109        211,786
                                                              -----------    -----------
Net assets
  (equivalent to $12.89 and $12.53 per share respectively,
     based on 1,175,664 shares capital stock outstanding)...  $15,149,155    $14,729,209
                                                              ===========    ===========

                       See notes to financial statements.

                               DK INVESTORS INC.

                            INVESTMENT IN SECURITIES
                               DECEMBER 31, 2000

                                                                                                               % OF
                                                                                                            INVESTMENT
                                              COUPON               PRINCIPAL      COST OR       MARKET        BASED
SECURITIES                                     RATE    MATURITY     AMOUNT         BASIS         VALUE       ON M.V.
----------                                    ------   --------   -----------   -----------   -----------   ----------
Carson City Nev Sch Dist....................  7.700      2001     $   265,000   $   267,100   $   267,396       1.76%
Delaware Trans Auth.........................  7.100      2001         200,000       201,981       203,032       1.34%
Harrison Cnty MS Sch Dist...................  7.000      2002          70,000        72,195        72,290       0.48%
NYS Environ.Fac Corp. ......................  7.300      2002         500,000       507,985       511,265       3.37%
Lewisville TX Indpt Sch Dist................  7.500      2002         300,000       313,752       315,639       2.07%
Hamilton Twp NJ Sch Dist....................  7.000      2002         260,000       270,868       274,165       1.81%
Lincoln, MI Cons Sch Dist...................  7.000      2003         325,000       345,241       345,270       2.28%
Tempe, AZ...................................  6.625      2003         210,000       221,770       221,672       1.46%
Rowlett, TX.................................  6.000      2004         170,000       177,535       178,847       1.18%
Gladstone MI Pub Sch........................  6.500      2005         100,000       109,035       108,864       0.72%
NYS Dorm Auth...............................  6.500      2005         250,000       268,068       272,447       1.80%
FL St Brd Mand SKG..........................  7.500      2005          20,000        20,644        20,256       0.13%
Metro Pier and Expo.........................  6.250      2005         100,000       108,603       107,857       0.71%
Metro Pier and Expo.........................  6.500      2005         310,000       337,376       336,666       2.22%
Jackson Miss Pub Sch........................  6.250      2005         130,000       137,765       140,730       0.93%
NY Dorm Auth................................  7.800      2005          40,000        41,610        40,944       0.27%
NYS Dorm Auth Rev...........................  6.500      2006         190,000       209,049       209,868       1.38%
Wisc St. Clean Wtr Rev......................  6.125      2006         350,000       382,806       380,765       2.51%
Ohio St. Bldg. Auth.........................  6.000      2006         210,000       223,861       228,686       1.51%
Scottsdale, AZ G/O..........................  6.500      2006         250,000       272,074       277,873       1.83%
NJ Waste Wtr Treatment......................  7.000      2007         200,000       228,166       230,852       1.52%
Tucson, AZ Wtr..............................  6.750      2007         200,000       222,967       227,672       1.50%
Wichita, KS W&S.............................  6.000      2007         600,000       642,222       658,098       4.34%
Johnson Cnty KS Sch.........................  6.250      2007         100,000       108,383       111,629       0.74%
Milwaukee WI Sew............................  6.000      2007         250,000       267,673       274,208       1.81%
Chicago,IL Met Wtr Reclam...................  7.000      2008         100,000       110,682       115,594       0.76%
NYS Dorm Auth...............................  6.000      2008         240,000       263,325       262,495       1.73%
Intermountain Pwr UT........................  6.250      2008         300,000       319,787       334,338       2.20%
Brownville, TX Indpt Sch....................  7.250      2008         575,000       658,994       680,788       4.49%
Fort Bend Cnty Tx MunUtil...................  6.500      2009         375,000       414,020       428,261       2.82%
Clark Cnty Nev Sch Dist.....................  7.000      2009         350,000       361,987       357,844       2.36%
Texas Mun Pwr Agy...........................  6.100      2009         500,000       533,908       562,230       3.71%
Mississippi St G/O..........................  5.750      2009         300,000       310,788       329,373       2.17%
SE TX Hosp fin Agy..........................  7.500      2009          80,000        82,951        90,082       0.59%
Chicago IL G/O..............................  6.000      2010         175,000       182,294       193,851       1.28%
Texas St. Pub Fin Auth......................  6.500      2010         250,000       268,161       287,555       1.90%
New Mexico Mtg Fin Auth.....................  6.850      2010          10,000        10,110        10,001       0.07%
Mesa, AZ Util...............................  6.500      2010         350,000       239,290       238,149       1.57%
NV Hsg Dev..................................  7.550      2010         235,000       512,685       516,250       3.40%
RI Hsg & Mtg................................  7.700      2010         500,000       396,811       402,580       2.65%
MA St. Ref Ser A............................  6.000      2010         325,000       343,234       365,589       2.41%
McLean & Woodford Cty IL....................  7.375      2010         600,000       677,714       736,260       4.85%
Kenosha, Wisc Wtwks.........................  7.000      2011         350,000       381,273       362,082       2.39%
Austin TX Util Sys..........................  6.750      2012         100,000       104,009       102,981       0.68%
Birmingham ALA UT...........................  6.600      2012         275,000       282,270       286,261       1.89%
Jonesboro, AR Indl Dev......................  6.500      2012         500,000       538,523       524,850       3.46%
Arkansas St. Dev. Fin. .....................  7.000      2014         500,000       534,445       511,205       3.34%
Missouri St. Environmental..................  6.875      2014         110,000       119,853       114,363       0.75%
Missouri St Env Auth........................  7.200      2016         200,000       215,326       218,978       1.44%
Austin Comb Util............................  8.000      2016         125,000       138,208       126,866       0.84%
Maine St HSG Auth...........................  7.100      2016         150,000       148,215       154,263       1.02%
Wisconsin HSG & ECO.........................  7.350      2017          50,000        50,134        50,176       0.33%
Wisconsin HSG & ECO.........................  6.400      2017         350,000       346,500       359,544       2.37%
Michigan St. Hosp. .........................  7.500      2018         175,000       191,643       179,239       1.18%
Richmond, VA................................  6.250      2021         250,000       267,878       255,235       1.68%
                                                                  -----------   -----------   -----------     ------
                                                                  $14,000,000   $14,963,747   $15,174,274     100.00%
                                                                  ===========   ===========   ===========     ======

                       See notes to financial statements.

                               DK INVESTORS INC.

                            STATEMENTS OF OPERATIONS
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                 2000          1999
                                                              ----------    ----------
INCOME
  Interest -- municipal obligations (Less amortization of
     premiums 2000 $165,184; 1999 $140,094).................  $  771,197    $  824,104
                                                              ----------    ----------
EXPENSES
  Investment advisory fee...................................      58,920        59,294
  Shareholder servicing costs, including transfer agent and
     dividend disbursing agent fees and expense.............       6,427         5,155
  Reports to shareholders...................................       6,790         8,608
  Legal fees................................................      25,300        25,356
  Auditing fees.............................................      12,500        12,500
  Directors fees............................................       6,900         7,800
  Insurance.................................................      17,413        20,361
  Miscellaneous.............................................       2,857         3,174
                                                              ----------    ----------
                                                                 137,107       142,248
                                                              ----------    ----------
Net investment income.......................................  $  634,090    $  681,856
                                                              ==========    ==========
Realized and Unrealized Gain (loss) on Investments
  Realized gain (loss) from sale of securities (excluding
     short-term securities)
  Proceeds from sales.......................................  $2,727,300    $4,015,401
  Cost of securities sold...................................   2,792,410     4,170,940
                                                              ----------    ----------
     Realized gain (loss)...................................     (65,110)     (155,539)
                                                              ----------    ----------
  Unrealized appreciation (depreciation of investments)
  Beginning of period.......................................    (240,055)      140,713
  End of period.............................................     210,527      (240,055)
                                                              ----------    ----------
     Increase (decrease) in unrealized appreciation.........     450,582      (380,768)
                                                              ----------    ----------
Total Realized and Unrealized Gain (loss) on Investments....  $  385,472    $ (536,307)
                                                              ==========    ==========

                       See notes to financial statements.

                               DK INVESTORS INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                 2000           1999
                                                              -----------    -----------
INVESTMENT ACTIVITIES
  Net investment income.....................................  $   634,090    $   681,856
  Realized and unrealized gain (loss) on investments........      385,472       (536,307)
  Distributions to shareholders.............................     (599,616)      (693,673)
                                                              -----------    -----------
Increase (decrease) in net assets...........................      419,946       (548,124)

NET ASSETS
  Beginning of year.........................................   14,729,209     15,277,333
                                                              -----------    -----------
  End of year...............................................  $15,149,155    $14,729,209
                                                              ===========    ===========

                       See notes to financial statements.

                               DK INVESTORS INC.

                         NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2000 AND 1999

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Company is registered under the Investment Company Act of 1940 as a diversified, closed-end, management investment company. The significant accounting policies followed by the Company are summarized as follows:

  a. Security Valuation

     Investments in securities were valued at the bid price by Chase Bank.

  b. Federal Income Taxes

     The Company qualifies under Subchapter M of the Internal Revenue Code as a "regulated investment company" for federal income tax purposes, investing all of its assets in tax-exempt state and local obligations. The Company intends to distribute all of its net investment income to its stockholders. The Company will be relieved of federal income taxes on such income, and dividends so distributed will be tax-free to shareholders.

  c. Income and Expense Recognition

     Interest income and related expenses are recognized on the accrual basis. Amortization of bond premium calculated by the straight-line method is charged against interest income over the term of the bond.

  d. Other

     As is common in the industry, security transactions are accounted for on the date the securities are purchased or sold. Dividend income and distribution to shareholders are recorded on the ex-dividend date. Each expense accounting for 5 per cent of total expense is separately reported.

NOTE 2 -- PURCHASES AND SALES OF SECURITIES

     During the year ended December 31, 2000, purchases and sales of securities other than short-term were $3,013,000 and $2,727,000, respectively. During the year ended December 31, 1999, purchases and sales of securities other than short-term were $4,219,000 and $4,015,000, respectively.

NOTE 3 -- INVESTMENT ADVISORY FEE

     The Company's agreement with Chase Bank for investment management and advisory services calls for an annual fee of 4/10ths of 1% of the average portfolio value. The fee for 2000 amounted to $58,920.

NOTE 4 -- DISTRIBUTIONS

     Distributions to shareholders for 2000 were $599,616 or $.5100 per share. Distributions include $599,027 or $.5095 on account of 2000 and $589 or $.0005 as a supplemental distribution for 1999. Undistributed income for 2000 is $35,063 or $.0298 per share.

NOTE 5 -- CONTINGENT LIABILITIES

     In the opinion of management and outside counsel, there are no other significant legal or other matters pending.

                               DK INVESTORS INC.

NOTE 6 -- SUPPLEMENTARY INFORMATION

     Per share income and capital changes (for a share outstanding throughout the period ended):

                                                 2000      1999      1998      1997      1996
                                                ------    ------    ------    ------    ------
Investment income.............................  $  .66    $  .70    $  .76    $  .80    $  .81
Expenses......................................     .12       .12       .14       .14       .14
                                                ------    ------    ------    ------    ------
Net investment income.........................     .54       .58       .62       .66       .67
Distribution to Shareholders..................    (.51)     (.59)     (.63)     (.66)     (.65)
Net realized and unrealized gain (loss) on
  investments.................................     .33      (.46)     (.07)     (.10)     (.20)
                                                ------    ------    ------    ------    ------
Net increase (decrease) in asset value........  $  .36    $ (.47)   $ (.08)   $ (.10)   $ (.18)
                                                ======    ======    ======    ======    ======
Net assets value per share at end of year.....  $12.89    $12.53    $12.99    $13.07    $13.17
                                                ======    ======    ======    ======    ======
Ratio of expenses to average net assets.......     .91%      .94%     1.05%     1.08%     1.09%
Ratio of net investment income to average net
  assets......................................     4.2%      4.5%      4.7%      5.0%      5.1%
Portfolio turnover............................   18.55%     26.8%     27.0%     29.9%     1.61%

     Number of shares outstanding during the entire period was 1,175,664.

                               DK INVESTORS, INC.

OFFICES:                        205 Lexington Avenue, 16th Floor
                                New York, New York 10016
                                (212) 779-4233

OFFICERS:                       Gene Nadler                        President
                                Andrew Brucker, Esq.               Vice President
                                Harry Nadler                       Secretary

DIRECTORS:                      Gene Nadler                        Chairman
                                Harry Nadler
                                Thomas B. Schulhof
                                Angelo J. Balafas
                                Joseph Kell
                                Andrew Brucker, Esq.
                                Francine Yellon

LEGAL COUNSEL:                  POMERANZ GOTTLIEB & MUSHKIN, LLC
                                205 Lexington Avenue, 16th Floor
                                New York, New York 10016

AUDITORS:                       CUMMINGS & CARROLL, P.C.
                                175 Great Neck Road
                                Great Neck, New York 11021

INVESTMENT ADVISORS:            JP MORGAN FLEMING ASSET MANAGEMENT, INC.
                                (Successor to Chase Asset Management, Inc. by merger)
                                522 Fifth Avenue
                                New York, New York 10036

TRANSFER AGENT AND REGISTRAR:   American Stock Transfer & Trust Co.
                                40 Wall Street, 46th Floor
                                New York, New York 10005

CUSTODIAN:                      Chase Bank

ANNUAL MEETING:
On May 9, 2001, a regular Annual Meeting of the Shareholders of the company will be held at 205 Lexington
Avenue, 16th Floor, New York, New York.

     REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940 AS A DIVERSIFIED, CLOSED END MANAGEMENT COMPANY. COPIES OF THE COMPANY'S ANNUAL REPORT, FORM N-2, ARE AVAILABLE ON THE SEC'S EDGAR WEBSITE AND TO REGISTERED STOCKHOLDERS UPON WRITTEN REQUEST TO THE SECRETARY OF THE CORPORATION AT THE ABOVE ADDRESS.